Related-Party Transactions - Summary of Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011
Related Party Transaction [Line Items]
Cost of product shipped to affiliate	$ (62,683)	$ (190,177)
Cost of product received from affiliate	1,893	8,472
Total	(54,057)	(179,182)
Product Shipped To [Member]
Related Party Transaction [Line Items]
Distribution costs associated with product received from/shipped to affiliate	(4,266)	(15,304)
Product Received [Member]
Related Party Transaction [Line Items]
Distribution costs associated with product received from/shipped to affiliate	$ 10,999	$ 17,827